SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Shipping and handling costs					$ 1,375,827	$ 21,487
Advertising Expense					1,047,605	366,786
Research and development expense					43,992	158,105
Restricted cash - current	$ 862,000		$ 862,000		6,389,000
Long-term restricted cash					92,000	92,000
Accounts receivable	1,235,000		1,235,000		834,000	$ 438,255
Commissions	0	$ 10,000	300,000	$ 10,000	565,393
Accrued of reserve					195,000
Right-of-use-asset, net	1,224,000		1,224,000		1,200,000
Operating lease liabilities, current	$ 232,000		$ 232,000		$ 257,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized estimated useful life patent					15 years
Computer Hardware and Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					3 years
Computer Hardware and Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					7 years
Furniture and Fixtures [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					3 years
Furniture and Fixtures [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					7 years
Machinery and Equipment [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					3 years
Machinery and Equipment [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					7 years
Leasehold Improvements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					3 years
Leasehold Improvements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life					7 years